Condensed Statements of Financial Position - ILS (₪) ₪ in Thousands	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023
Current assets
Cash and cash equivalents	₪ 11,302	₪ 17,112	₪ 14,773
Short-term bank deposits			3,805
Trade receivables, net	1,290	1,054	1,860
Other current assets	1,247	1,509	921
Inventory	5,760	4,534	3,451
Total current assets	19,599	24,209	24,810
Non-current assets
Trade receivables, net	871	1,051
Property and equipment, net	211	248	252
Restricted deposits	216	211	206
Right of use asset, net	1,142	1,271	354
Total non-current assets	2,440	2,781	812
Total assets	22,039	26,990	25,622
Current liabilities
Promissory note, net	3,912	7,139	7,097
Current maturities of leasing liabilities	469	352	429
Trade payables	3,695	4,303	2,896
Other current liabilities	2,037	2,042	2,456
Derivative warrants liability	57	274	1,819
Liability in respect of government grants	650	694	401
Total current liabilities	10,820	14,804	15,098
Non-current liabilities
Liability in respect of government grants	801	634	970
Leasing liability, net current	796	980
Total non-current liabilities	1,597	1,614	970
Shareholders’ equity
Share capital and premium	150,353	135,243	118,559
Capital reserve in respect of share-based payment	11,163	10,939	10,523
Accumulated deficit	(151,894)	(135,610)	(119,528)
Total shareholders’ equity	9,622	10,572	9,554
Total liabilities and shareholders’ equity	₪ 22,039	₪ 26,990	₪ 25,622